Stock-Based Compensation - Schedule of Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
General & administrative expenses	$ 10,840	$ 8,644	$ 3,091
Common Stock
Stock option plan expense	148
General & administrative expenses	$ 148